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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 -------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois   August 13, 2010
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: 291,966
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

      COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                TITLE                  VALUE   SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER             OF CLASS       CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE   SHARED    NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ---- ---------- ------
CLOUD PEAK ENERGY INC           COM        18911Q102    1,085    81,800  SH              OTHER         *              81,800
CONSOL ENERGY INC               COM        20854P109   18,500   548,000  SH              OTHER         *             548,000
CONSOL ENERGY INC               CALL       20854P109       63   358,000  SH     CALL     OTHER         *
ELECTRONIC ARTS INC             COM        285512109    7,656   531,636  SH              OTHER         *             531,636
GREEN MTN COFFEE ROASTERS
 INC                            PUT        393122106      214    69,000  SH     PUT      OTHER         *
HOME DEPOT INC`                 COM        437076102   27,120   966,165  SH              OTHER         *             966,165
HOME DEPOT INC`                 CALL       437076102      126 1,400,000  SH     CALL     OTHER         *
INTERFACE INC                   CL A       458665106   12,434 1,157,700  SH              OTHER         *           1,157,700
KROGER CO                       COM        501044101   24,084 1,223,182  SH              OTHER         *           1,223,182
MF GLOBAL HLDGS LTD             COM        55277J108   19,053 3,336,800  SH              OTHER         *           3,336,800
MINERALS TECHNOLOGIES INC       COM        603158106   43,037   905,273  SH              OTHER         *             905,273
MONSANTO CO NEW                 CALL       61166W101        2   163,000  SH     CALL     OTHER         *
MORTONS RESTAURANT GRP
 INC                            COM        619430101    2,634   508,501  SH              OTHER         *             508,501
MOSAIC CO                       CALL       61945A107      110   196,500  SH     CALL     OTHER         *
PACKAGING CORP AMER             COM        695156109   47,168 2,142,049  SH              OTHER         *           2,142,049
PILGRIMS PRIDE CORP NEW         COM        72147K108    9,960 1,516,031  SH              OTHER         *           1,516,031
RELIANCE STEEL & ALUMINUM
 CO                             COM        759509102    2,115    58,500  SH              OTHER         *              58,500

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
RUTHS HOSPITALITY GROUP
 INC                            COM        783332109    6,677 1,597,376  SH              OTHER         *           1,597,376
SIGNET JEWELERS LIMITED         SHS        G81276100   38,383 1,395,759  SH              OTHER         *           1,395,759
SUNOCO INC                      COM        86764P109    6,731   193,594  SH              OTHER         *             193,594
VALERO ENERGY CORP NEW          COM        91913Y100   23,619 1,313,600  SH              OTHER         *           1,313,600
VALERO ENERGY CORP NEW          CALL       91913Y100    1,195 5,095,500  SH     CALL     OTHER         *

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.